Common Shares - Issued and Outstanding (Details) - Common shares - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Issued and outstanding, end of year	$ 3,094	$ 3,095
Proceeds from issuing shares	(35)	0
Issued Capital, Amount Before Receivables Under Employee Share Purchase Plan	3,059	3,095
Amounts receivable under Employee Share Purchase Plan	0	(1)
Issued and outstanding, end of year	$ 3,059	$ 3,094
Common shares
Issued and outstanding, beginning of year	287.9	287.9
Shares issued	(3.3)	0.0
Issued and outstanding, end of year	284.6	287.9